Pay vs Performance Disclosure - USD ($)	2 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	May 08, 2022	Mar. 23, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” or “CAP” and certain financial performance of the Company. You should refer to the “Compensation Discussion and Analysis” in this proxy statement for a more detailed description of how executive compensation relates to Company performance and how the Compensation and Human Resources Committee makes its decisions.

Year (a)	Summary Compensation Table (SCT) Total for PEO 1 (Todd M. Bluedorn) (b)(1) ($)	Compensation Actually Paid (“CAP”) to PEO 1 (Todd M. Bluedorn) (c)(1) ($)	SCT Total for PEO 2 (Todd J. Teske) (b)(1) ($)	CAP to PEO 2 (Todd J. Teske) (c)(1) ($)	SCT Total for PEO 3 (Alok Maskara) (b)(1) ($)	CAP to PEO 3 (Alok Maskara) (c)(1)(2) ($)	Average SCT Total for Non-PEO Named Executive Officers (d) ($)	Average CAP to Non-PEO Named Executive Officers (e)(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in $millions) (h)(4) ($)	Company Core Net Income (in $millions) (i)(5) ($)
									Total Shareholder Return (f)(3) ($)	Peer Group Total Shareholder Return (g)(3) ($)

2025	—	—	—	—	8,434,155	1,717,504	2,653,024	1,359,278	188.04	175.89	805.8	818.9
2024	—	—	—	—	9,907,911	26,216,189	3,164,046	5,947,816	233.73	160.55	811.1	808.4
2023	—	—	—	—	4,983,663	17,440,536	2,113,404	4,640,007	170.27	141.49	591.2	641.8
2022	307,131	(14,370,215)	593,636	493,206	10,097,779	11,097,872	2,397,526	1,399,029	89.83	108.97	497.1	505.3
2021	5,027,345	14,483,856	—	—	—	—	3,314,344	4,935,005	119.70	132.02	464.0	464.5

Company Selected Measure Name				Company core net income
Named Executive Officers, Footnote				Todd M. Bluedorn (“PEO 1”) served as our principal executive officer (“PEO”) from January 1, 2022 to March 23, 2022, and for the full year of 2021. Todd J. Teske (“PEO 2”) served as our PEO from March 23, 2022, through May 8, 2022. Alok Maskara (“PEO 3”) has served as our PEO from May 9, 2022, to present. For 2025, our non-PEO NEOs were Michael P. Quenzer, Sarah R. Martin, Joseph F. Nassab, and Daniel M. Sessa. For 2024, our non-PEO NEOs were Michael P. Quenzer, Gary S. Bedard, Daniel M. Sessa, and John D. Torres. For 2023, our non-PEO NEOs were Joseph W. Reitmeier, Joseph F. Nassab, Daniel M. Sessa, John D. Torres, and Douglas L. Young. For 2022, our non-PEO NEOs were Joseph W. Reitmeier, Gary S. Bedard, Douglas L. Young, and Joseph F. Nassab. For 2021, our non-PEO NEOs were Joseph W. Reitmeier, Douglas L. Young, Daniel M. Sessa, and John D. Torres.
Peer Group Issuers, Footnote				For purposes of this pay versus performance disclosure, our peer group consists of the following entities for 2025, which are the same entities included in the peer group for 2024: A. O. Smith Corporation, Acuity Inc., Dover Corporation, Flowserve Corporation, Fortune Brands Innovations, Inc., Hubbell Incorporated, IDEX Corporation, Masco Corporation, Owens Corning, Pentair plc, Regal Rexnord Corporation, Rockwell Automation, Inc., Snap-On Incorporated, The Timken Company, and Xylem Inc. (the “Peer Group”)
Adjustment To PEO Compensation, Footnote	For 2025, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

	Alok Maskara (PEO 3)	Average for Non- PEO NEOs

Summary Compensation Table Total Compensation	8,434,155	2,653,024
- aggregate change in actuarial present value of pension benefits	—	370,117
+ service cost of pension benefits	—	-11,828
+ prior service cost of pension benefit	—	—
- SCT “Stock Awards” column value	4,500,496	978,314
- SCT “Option Awards” column value	1,149,880	172,482
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	4,966,103	1,045,754
[+/-] change in fair value (from prior year-end to covered year-end) of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	-2,615,752	-390,157
+ vesting date fair value of equity awards granted and vested in the covered year	—	—
[+/-] change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the covered year	-3,416,626	-416,602
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—
Compensation Actually Paid	1,717,504	1,359,278
				The fair values reflected for equity awards are calculated in a manner consistent with the methodology used to account for share-based payments in our financial statements, as described in Note 15 of the Consolidated Financial Statements for the fiscal year ended December 31, 2025, included in our Form 10-K.
Non-PEO NEO Average Total Compensation Amount				$ 2,653,024	$ 3,164,046	$ 2,113,404	$ 2,397,526	$ 3,314,344
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,359,278	5,947,816	4,640,007	1,399,029	4,935,005
Adjustment to Non-PEO NEO Compensation Footnote	For 2025, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

	Alok Maskara (PEO 3)	Average for Non- PEO NEOs

Summary Compensation Table Total Compensation	8,434,155	2,653,024
- aggregate change in actuarial present value of pension benefits	—	370,117
+ service cost of pension benefits	—	-11,828
+ prior service cost of pension benefit	—	—
- SCT “Stock Awards” column value	4,500,496	978,314
- SCT “Option Awards” column value	1,149,880	172,482
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	4,966,103	1,045,754
[+/-] change in fair value (from prior year-end to covered year-end) of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	-2,615,752	-390,157
+ vesting date fair value of equity awards granted and vested in the covered year	—	—
[+/-] change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the covered year	-3,416,626	-416,602
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—
+ dollar value of dividends/earnings paid on equity awards in the covered year	—	—
Compensation Actually Paid	1,717,504	1,359,278
				The fair values reflected for equity awards are calculated in a manner consistent with the methodology used to account for share-based payments in our financial statements, as described in Note 15 of the Consolidated Financial Statements for the fiscal year ended December 31, 2025, included in our Form 10-K.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following table lists the four financial performance measures that we believe represent the most important financial performance measures the Company used to link compensation actually paid to our NEOs for fiscal 2025 to our performance:

Company Core Net Income
Earnings Per Share
ROIC
Company Free Cash Flow

Total Shareholder Return Amount				$ 188.04	233.73	170.27	89.83	119.70
Peer Group Total Shareholder Return Amount				175.89	160.55	141.49	108.97	132.02
Net Income (Loss)				$ 805,800,000	$ 811,100,000	$ 591,200,000	$ 497,100,000	$ 464,000,000.0
Company Selected Measure Amount				818,900,000	808,400,000	641,800,000	505,300,000	464,500,000
PEO Name	Todd J. Teske	Todd M. Bluedorn	Alok Maskara	Alok Maskara	Alok Maskara	Alok Maskara		Todd M. Bluedorn
Additional 402(v) Disclosure				In 2025, we elected to change our method of accounting for certain inventories, as more fully described in our Form 10-K. Net income for 2023 and 2024 reflects the retrospective application of this change.
Measure:: 1
Pay vs Performance Disclosure
Name				Company Core Net Income
Non-GAAP Measure Description				Company core net income, a non-GAAP financial measure, is income from continuing operations, adjusted for restructuring charges, certain legal charges and contingency adjustments, impairments on assets held for sale, gain (loss) on sale of previous dispositions, non-core business results, and certain other items. Prior years have not been adjusted for the accounting method change described in footnote (4), as compensation was determined based on the prior methodology.
Measure:: 2
Pay vs Performance Disclosure
Name				Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name				ROIC
Measure:: 4
Pay vs Performance Disclosure
Name				Company Free Cash Flow
Alok Maskara [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,434,155	$ 9,907,911	$ 4,983,663	$ 10,097,779
PEO Actually Paid Compensation Amount				1,717,504	$ 26,216,189	$ 17,440,536	11,097,872
Todd M. Bluedorn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							307,131	$ 5,027,345
PEO Actually Paid Compensation Amount							(14,370,215)	$ 14,483,856
Todd J. Teske [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							593,636
PEO Actually Paid Compensation Amount							$ 493,206
PEO | Alok Maskara [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alok Maskara [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alok Maskara [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alok Maskara [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,966,103
PEO | Alok Maskara [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,615,752)
PEO | Alok Maskara [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alok Maskara [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,416,626)
PEO | Alok Maskara [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alok Maskara [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alok Maskara [Member] | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,500,496)
PEO | Alok Maskara [Member] | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,149,880)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(370,117)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(11,828)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,045,754
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(390,157)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(416,602)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(978,314)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (172,482)